Business and Basis of Presentation	3 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Business and Basis of Presentation
Business and Basis of Presentation

Springleaf Finance Corporation (“SFC” or, collectively with its subsidiaries, whether directly or indirectly owned, “Springleaf,” the “Company,” “we,” “us,” or “our”) is a wholly owned subsidiary of Springleaf Finance, Inc. (“SFI”). SFI is a wholly owned subsidiary of OneMain Holdings, Inc. (“OMH”).

At March 31, 2016, Springleaf Financial Holdings, LLC (the “Initial Stockholder”) owned approximately 58% of OMH’s common stock. The Initial Stockholder is owned primarily by a private equity fund managed by an affiliate of Fortress Investment Group LLC (“Fortress”).

SFC is a financial services holding company with subsidiaries engaged in the consumer finance and insurance businesses.

BASIS OF PRESENTATION

We prepared our condensed consolidated financial statements using generally accepted accounting principles in the United States of America (“U.S. GAAP”). These statements are unaudited. The year-end condensed balance sheet data was derived from our audited financial statements, but does not include all disclosures required by U.S. GAAP. The statements include the accounts of SFC, its subsidiaries (all of which are wholly owned, except for certain subsidiaries associated with a joint venture in which we owned a 47% equity interest prior to March 31, 2016), and variable interest entities (“VIEs”) in which we hold a controlling financial interest and for which we are considered to be the primary beneficiary as of the financial statement date.

We eliminated all material intercompany accounts and transactions. We made judgments, estimates, and assumptions that affect amounts reported in our condensed consolidated financial statements and disclosures of contingent assets and liabilities. In management’s opinion, the condensed consolidated financial statements include the normal, recurring adjustments necessary for a fair statement of results. Ultimate results could differ from our estimates. We evaluated the effects of and the need to disclose events that occurred subsequent to the balance sheet date. To conform to the 2016 presentation, we have reclassified certain items in prior periods, including certain items in prior periods of our condensed consolidated statements of cash flows. These statements should be read in conjunction with the consolidated financial statements and related notes included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2015 (“2015 Annual Report on Form 10-K”). We follow the same significant accounting policies for our interim reporting.

CHANGE IN ACCOUNTING POLICY

Effective April 1, 2016, we changed our accounting policy for the derecognition of loans within a purchased credit impaired (“PCI”) pool. Historically, we removed loans from a PCI pool upon charge-off of the loan, based on the Company’s charge-off accounting policy at their allocated carrying value. Under our new accounting policy, loans will be removed from a PCI pool when the loan is written-off, at which time further collections efforts would not be pursued, or sold or repaid. While both methods are acceptable under GAAP, we believe the new method for derecognition of PCI loans is preferable as it enhances consistency with our industry peers.

Our policy for derecognition of PCI loans following the change described above is presented below:

Purchased Credit Impaired Finance Receivables

As part of each of our acquisitions, we identify a population of finance receivables for which it is determined that it is probable that we will be unable to collect all contractually required payments. The population of accounts identified generally consists of those finance receivables that are (i) 60 days or more past due at acquisition, (ii) which had been classified as troubled debt restructured (“TDR”) finance receivables as of the acquisition date, (iii) may have been previously modified, or (iv) had other indications of credit deterioration as of the acquisition date.

We accrete the excess of the cash flows expected to be collected on the purchased credit impaired finance receivables over the discounted cash flows (the “accretable yield”) into interest income at a level rate of return over the expected lives of the underlying pools of the purchased credit impaired finance receivables. The underlying pools are based on finance receivables with common risk characteristics. We have established policies and procedures to periodically (at least once a quarter) update the amount of cash flows we expect to collect, incorporating assumptions regarding default rates, loss severities, the amounts and timing of prepayments and other factors that are reflective of then current market conditions. Probable decreases in expected finance receivable cash flows result in the recognition of impairment, which is recognized through the provision for finance receivable losses. Probable significant increases in expected cash flows to be collected would first reverse any previously recorded allowance for finance receivable losses; any remaining increases are recognized prospectively as adjustments to the respective pool’s yield.

Our purchased credit impaired finance receivables remain in our purchased credit impaired pools until liquidation or write-off. We do not reclassify modified purchased credit impaired finance receivables as TDR finance receivables.

We have additionally established policies and procedures related to maintaining the integrity of these pools. A finance receivable will not be removed from a pool unless we sell, foreclose, or otherwise receive assets in satisfaction of a particular finance receivable or a finance receivable is written-off. If a finance receivable is renewed and additional funds are lent and terms are adjusted to current market conditions, we consider this a new finance receivable and the previous finance receivable is removed from the pool. If the facts and circumstances indicate that a finance receivable should be removed from a pool, that finance receivable will be removed at its allocated carrying amount. Removal of the finance receivable from a pool does not affect the yield used to recognize accretable yield of the pool.

We have retrospectively applied this change in accounting policy. The effect of this change in accounting policy on income before provision for income taxes and net income attributable to SFC, and the cumulative effect of this change in accounting policy on shareholder’s equity attributable to SFC for the following periods are included in the table below.

(dollars in millions)	As Reported	As Adjusted

Income before provision for income taxes
Three months ended March 31, 2015	$42	$47
Three months ended March 31, 2016	304	249

Net income attributable to SFC
Three months ended March 31, 2015	$3	$5
Three months ended March 31, 2016	172	136

Shareholder’s equity attributable to SFC
January 1, 2015	$2,069	$2,106
January 1, 2016	2,069	2,111

The following tables present the impact of the retrospective application of this change in accounting policy on the amounts previously reported in our (i) consolidated balance sheet as of March 31, 2016 and December 31, 2015, (ii) condensed consolidated statements of operations for the three months ended March 31, 2016 and 2015 and (iii) condensed consolidated statements of cash flows for the three months ended March 31, 2016 and 2015.

Revised Condensed Consolidated Balance Sheet

	March 31, 2016		December 31, 2015
(dollars in millions)	As Reported	As Adjusted	As Reported *	As Adjusted

Assets
Cash and cash equivalents	$365	$365	$321	$321
Investment securities	621	621	604	604
Net finance receivables:
Personal loans	4,378	4,378	4,300	4,300
SpringCastle Portfolio	—	—	1,576	1,703
Real estate loans	503	517	524	538
Retail sales finance	19	19	23	23
Net finance receivables	4,900	4,914	6,423	6,564
Unearned insurance premium and claim reserves	(245)	(245)	(250)	(250)
Allowance for finance receivable losses	(211)	(217)	(219)	(224)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,444	4,452	5,954	6,090
Finance receivables held for sale	776	776	796	793
Notes receivable from parent and affiliates	3,775	3,775	3,804	3,804
Restricted cash and cash equivalents	225	225	295	295
Other assets	286	287	281	281

Total assets	$10,492	$10,501	$12,055	$12,188

Liabilities and Shareholder’s Equity
Long-term debt	$7,187	$7,187	$9,582	$9,582
Note payable to affiliate	374	374	—	—
Insurance claims and policyholder liabilities	228	228	230	230
Deferred and accrued taxes	178	181	103	128
Other liabilities	266	266	217	216
Total liabilities	8,233	8,236	10,132	10,156

Shareholder’s equity:
Common stock	5	5	5	5
Additional paid-in capital	769	800	758	789
Accumulated other comprehensive loss	(17)	(17)	(24)	(24)
Retained earnings	1,502	1,477	1,330	1,341
Springleaf Finance Corporation shareholder’s equity	2,259	2,265	2,069	2,111
Non-controlling interests	—	—	(146)	(79)
Total shareholder’s equity	2,259	2,265	1,923	2,032

Total liabilities and shareholder’s equity	$10,492	$10,501	$12,055	$12,188

*
As reported in our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2016. The condensed consolidated balance sheet as of December 31, 2015 has been revised in our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2016.

Revised Condensed Consolidated Statements of Operations

(dollars in millions)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Interest income:
Finance charges	$384	$385	$398	$395
Finance receivables held for sale originated as held for investment	47	46	4	4
Total interest income	431	431	402	399

Interest expense	156	156	158	158

Net interest income	275	275	244	241

Provision for finance receivable losses	94	91	86	79

Net interest income after provision for finance receivable losses	181	184	158	162

Other revenues:
Insurance	39	39	36	36
Investment	6	6	17	17
Net gain on sale of SpringCastle interests	229	167	—	—
Other	40	44	—	1
Total other revenues	314	256	53	54

Other expenses:
Operating expenses:
Salaries and benefits	97	97	80	80
Other operating expenses	77	77	73	73
Insurance policy benefits and claims	17	17	16	16
Total other expenses	191	191	169	169

Income before provision for income taxes	304	249	42	47

Provision for income taxes	106	85	8	9

Net income	198	164	34	38

Net income attributable to non-controlling interests	26	28	31	33

Net income attributable to Springleaf Finance Corporation	$172	$136	$3	$5

Revised Condensed Consolidated Statement of Cash Flows

(dollars in millions)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Cash flows from operating activities
Net income	$198	$164	$34	$38
Reconciling adjustments:
Provision for finance receivable losses	94	91	86	79
Depreciation and amortization	20	19	17	20
Deferred income tax charge (benefit)	29	8	(14)	(13)
Share-based compensation expense, net of forfeitures	1	1	—	—
Net gain on sale of SpringCastle interests	(229)	(167)	—	—
Other	9	6	(7)	(8)
Cash flows due to changes in:
Other assets and other liabilities	36	36	72	72
Insurance claims and policyholder liabilities	(7)	(7)	(2)	(2)
Taxes receivable and payable	47	47	18	18
Accrued interest and finance charges	20	20	7	7
Restricted cash and cash equivalents not reinvested	1	1	—	—
Other, net	1	1	—	—
Net cash provided by operating activities	220	220	211	211

Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(30)	(30)	—	—
Proceeds on sales of finance receivables held for sale originated as held for investment	—	—	52	52
Proceeds from sale of SpringCastle interests	101	101	—	—
Cash advances on intercompany notes receivables	(112)	(112)	(28)	(28)
Principal collections on intercompany notes receivables	127	127	16	16
Available-for-sale securities purchased	(92)	(92)	(95)	(95)
Trading and other securities purchased	(1)	(1)	(945)	(945)
Available-for-sale securities called, sold, and matured	78	78	56	56
Trading and other securities called, sold, and matured	10	10	1,193	1,193
Change in restricted cash and cash equivalents	(5)	(5)	(120)	(120)
Proceeds from sale of real estate owned	2	2	5	5
Other, net	4	4	10	10
Net cash provided by investing activities	82	82	144	144

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	295	295	1,523	1,523
Proceeds from intercompany note payable	370	370	—	—
Repayments of long-term debt	(916)	(916)	(315)	(315)
Distributions to joint venture partners	(18)	(18)	(18)	(18)
Excess tax benefit from share-based compensation	1	1	—	—
Capital contribution from parent	10	10	—	—
Net cash provided by (used for) financing activities	(258)	(258)	1,190	1,190

Net change in cash and cash equivalents	44	44	1,545	1,545
Cash and cash equivalents at beginning of period	321	321	749	749
Cash and cash equivalents at end of period	$365	$365	$2,294	$2,294

We have also adjusted the applicable prior period amounts in the Notes to the Condensed Consolidated Financial Statements and Management’s Discussion and Analysis of Financial Condition and Results of Operations in Item 2 herein to reflect the impact of this change in accounting policy.